SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Basic salaries, allowances and all benefits-in-kind	[1]	$ 1,616,693	$ 1,514,495	$ 1,304,369
Pension costs - defined contribution plans		6,924	7,308	7,885
Share-based payments		782,338	1,324,067	410,912
Key management compensation		$ 2,405,955	$ 2,845,870	$ 1,723,166

[1]	Basic salaries, allowances and all benefits-in-kind include a payment of $260,417 to the Chairman of Diginex. The Chairman is also the controller of a related party, Rhino Ventures Limited.